SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Narrative) (Details) - Sogou 2017 Share Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2017
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Share Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		28,000,000
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments